COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Lease Commitments	$ 131,660	$ 168,114
3-5 years [Member]
Lease Commitments	0	0
Less than 1 year [Member]
Lease Commitments	73,980	100,114
1-3 years [Member]
Lease Commitments	$ 57,680	$ 68,000